LEASES - (Lessee) Narrative (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease termination period		1 year
Right-of-use asset		$ 473		$ 530
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		us-gaap:PropertyPlantAndEquipment		us-gaap:PropertyPlantAndEquipment
Net rental expense on operating leases			$ 84
Northern Courier pipeline | Liquids Pipelines
Lessee, Lease, Description [Line Items]
Ownership interest percentage	15.00%	15.00%
Disposal group, disposed of by sale, not discontinued operations | Northern Courier pipeline
Lessee, Lease, Description [Line Items]
Ownership interest sold	85.00%
Minimum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms		1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating leases optional renewable terms		25 years